Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Sep. 30, 2014	Sep. 30, 2013
Revenues:
Business license fees	$ 1,218,352	$ 390,437	$ 3,305,784	$ 1,885,386	$ 2,292,161	$ 3,844,324
Membership subscription fees and commission income	3,495,656	470,517	9,074,147	1,235,332	1,704,507	1,275,343
Advertising and marketing programs	51,012	268,045	949,884	268,045	358,109	11,645,381
Others	9,776	(36,849)	21,668	146,594	124,067	63,142
Gross revenues	4,774,796	1,092,150	13,351,483	3,535,357	4,478,844	16,828,190
Cost of revenues	3,102,014	686,255	8,738,903	1,507,724	2,343,653	1,575,036
Gross income	1,672,782	405,895	4,612,580	2,027,633	2,135,191	15,253,154
Selling, general and administrative expenses	2,989,706	1,924,280	9,265,426	6,642,011	$ 9,041,195	11,922,611
Land and software impairment charges						2,054,796
Loss from operations	(1,316,924)	(1,518,385)	(4,652,846)	(4,614,378)	$ (6,906,004)	1,275,747
Interest expense	19,624	10,103	79,820	19,277	37,061	8,541
Loss before income taxes	$ (1,336,548)	$ (1,528,488)	$ (4,732,666)	$ (4,633,655)	$ (6,943,065)	$ 1,267,206
Income taxes
Loss from continuing operations	$ (1,336,548)	$ (1,528,488)	$ (4,732,666)	$ (4,633,655)	$ (6,943,065)	$ 1,267,206
Income from discontinued operations, net of taxes	136,641	994,003	385,532	5,268,086	5,601,656	2,546,931
Net income (loss)	$ (1,199,907)	$ (534,485)	$ (4,347,134)	$ 634,431	$ (1,341,409)	$ 3,814,137
Earnings (loss) per share Basic and diluted:
Continuing operations	$ 0.00	$ 0.00	$ (0.01)	$ (0.01)
Discontinued operations	$ 0.00	$ 0.00	$ 0.00	$ 0.01
Weighted average shares outstanding
Basic and diluted	442,856,852	432,204,678	435,794,422	432,188,306
Basic:
Continuing operations					$ (0.02)	$ 0.00
Discontinued operations					$ 0.01	0.01
Diluted:
Continuing operations						0.00
Discontinued operations						$ 0.01
Weighted average shares outstanding
Basic					432,192,421	418,406,518
Diluted					432,192,421	423,180,961